Supplemental Financial Information - Depreciation, Amortization and Impairment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment	$ 262	$ 219	$ 246
Amortization of intangible assets	255	186
Depreciation, amortization and impairment	517	405	514
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets	26	31	32
Other Intangible Assets [Member]
Property, Plant and Equipment [Line Items]
Amortization of intangible assets	$ 229	$ 155	$ 236